Employee benefits and share-based payments (Details 1)	12 Months Ended
Jun. 30, 2018 ARS ($) $ / shares
Cellcom [Member]
Disclosure of associates [line items]
Amount of outstanding options | $	$ 918,665
Average remaining useful life	1 year 7 months 10 days
ILS | Cellcom [Member]
Disclosure of associates [line items]
Average price of outstanding options	$ 28.3
ILS | Bottom Of Range [Member] | Cellcom [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options	25.65
ILS | Top Of Range [Member] | Cellcom [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options	$ 51.48
Discount Investment Corporation Ltd. [Member]
Disclosure of associates [line items]
Amount of outstanding options | $	$ 4,745,090
Average remaining useful life	4 years 9 months
Discount Investment Corporation Ltd. [Member] | ILS
Disclosure of associates [line items]
Average price of outstanding options	$ 6.46
Discount Investment Corporation Ltd. [Member] | ILS | Bottom Of Range [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options	2.92
Discount Investment Corporation Ltd. [Member] | ILS | Top Of Range [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options	$ 8